Share-based compensation - Summary of Outstanding Restricted Shares, Phantom Share Units, Stock Appreciation Rights and Restricted Stock Units (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted shares
Number of shares
Beginning balance (in shares)	1,051,492	67,400	85,742
Granted (in shares)		1,051,492	67,400
Vested and exercised (in shares)	(1,051,492)	(67,400)	(85,742)
Cancelled (in shares)	(11,984)	0	0
Ending balance (in shares)	63,926	1,051,492	67,400
W.A. grant date FV
Beginning balance (in dollars per share)	$ 7.84	$ 8.15	$ 7.28
Granted (in dollars per share)	10.79	7.84	8.15
Vested and exercised (in dollars per share)	7.84	8.15	7.28
Cancelled (in dollars per share)	10.62	0	0
Ending balance (in dollars per share)	$ 10.82	$ 7.84	$ 8.15
Number of options
Granted (in shares)	75,910
W.A. grant date FV
Vested and exercisable (in shares)	0
W.A. grant date FV, Vested and exercisable (in dollars per share)	$ 0
Phantom share units
Number of shares
Beginning balance (in shares)	487,001	507,001	567,002
Granted (in shares)	0	0	0
Vested and exercised (in shares)	0	(20,000)	(60,001)
Cancelled (in shares)	0	0	0
Ending balance (in shares)	487,001	487,001	507,001
W.A. grant date FV
Beginning balance (in dollars per share)	$ 12.76	$ 12.53	$ 12.97
Granted (in dollars per share)	0	0	0
Vested and exercised (in dollars per share)	0	6.85	16.68
Cancelled (in dollars per share)	0	0	0
Ending balance (in dollars per share)	$ 12.76	$ 12.76	$ 12.53
W.A. grant date FV
Vested and exercisable (in shares)	487,001
W.A. grant date FV, Vested and exercisable (in dollars per share)	$ 12.76
Restricted stock units
Number of shares
Beginning balance (in shares)	2,008,884	576,964	584,771
Granted (in shares)	819,381	1,824,786	249,732
Vested and exercised (in shares)	(326,135)	(313,231)	(224,073)
Cancelled (in shares)	(35,402)	(79,635)	(33,466)
Ending balance (in shares)	2,466,728	2,008,884	576,964
W.A. grant date FV
Beginning balance (in dollars per share)	$ 7.57	$ 8.01	$ 7.91
Granted (in dollars per share)	13.44	7.83	8.90
Vested and exercised (in dollars per share)	10.26	9.32	8.59
Cancelled (in dollars per share)	12.45	9.84	9.05
Ending balance (in dollars per share)	$ 9.10	$ 7.57	$ 8.01
Number of options
Granted (in shares)	819,381
W.A. grant date FV
Vested and exercisable (in shares)	0
W.A. grant date FV, Vested and exercisable (in dollars per share)	$ 0
Stock options
Number of options
Beginning balance (in shares)	2,000,000	500,000	500,000
Granted (in shares)	0	1,500,000	0
Vested and exercised (in shares)	0	0	0
Cancelled (in shares)	0	0	0
Ending balance (in shares)	2,000,000	2,000,000	500,000
W.A. grant date FV
Beginning balance (in dollars per share)	$ 2.54	$ 2.45	$ 2.45
Granted (in dollars per share)	0	2.57	0
Vested and exercised (in dollars per share)	0	0	0
Cancelled (in dollars per share)	0	0	0
Ending balance (in dollars per share)	$ 2.54	$ 2.54	$ 2.45
Vested and exercisable (in shares)	600,000
W.A. grant date FV, Vested and exercisable (in dollars per share)	$ 2.55